Lease liabilities - Amounts recognized in consolidated statement of profit or loss and other comprehensive income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Lease liabilities.
Interest on lease liabilities	$ 555
Depreciation on ROU assets	2,077
Amounts recognized in consolidated statement of profit or loss and other comprehensive income	$ 2,632